Restructuring Costs, Net - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014 Employees	Mar. 31, 2013	Mar. 31, 2014 Involuntary Employee Terminations [Member]	Dec. 31, 2013 Land, Building and Equipment [Member]	Mar. 31, 2014 China [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 1,500,000	$ 200,000	$ 300,000
Residual closing costs					100,000
Gain on sale of equipment	100,000	0
Professional costs	1,400,000
Number of employees terminated due to restructuring plan	61
Relocation costs	200,000
Estimated termination benefits	2,200,000
Expected number of employees to be impact by restructuring plan	232
Expected plant closure date	Jun. 30, 2014
Impairment charge related to land, building and equipment				1,800,000
Accrued termination benefits cost	1,200,000
Termination benefits during the period	900,000
Lease termination and asset retirement obligation costs		$ 100,000